Other current financial liabilities	12 Months Ended
Dec. 31, 2021
Other current financial liabilities
Other current financial liabilities

(20) Other current financial liabilities

Other current financial liabilities of k€ 12,115 consist of liabilities from forward currency contracts of k€ 8,565 (2020: Other current financial assets of k€ 3,845) and a liability concerning an earn-out provision (reclassification from provisions) which is now due.